COMMITMENTS AND CONTINGIENCIES (Details Textual)			1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	May 05, 2016 AUD	Jul. 02, 2014 USD ($) $ / shares shares	Dec. 10, 2015 USD ($)	Nov. 30, 2015	May 31, 2015 AUD	Jan. 30, 2015 USD ($) $ / shares shares	Jul. 31, 2014 USD ($)	Jul. 18, 2014 USD ($)	May 31, 2014 USD ($)	Nov. 30, 2009	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Jun. 04, 2015 $ / shares	Apr. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense													$ 15,062	$ 7,710	$ 3,719	$ 11,016
Accrued Rent																			$ 1,000
Sale of Stock, Number of Shares Issued in Transaction | shares															15,587,000
Sale Of Stock Decreased liability Owed To Purchaser															$ 52,907
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.0709															$ 0.07
Payments for Fees								$ 50,000
Debt Conversion, Original Debt, Amount								$ 50,000
Interest Expense, Debt															405,000
Long-term Purchase Commitment, Period								24 months
Other Liabilities						$ 575,000
Debt Conversion, Converted Instrument, Shares Issued | shares		2,183,333
Debt Conversion, Converted Instrument, Amount		$ 139,680											0	152,285	152,285	0
Conversion of Stock, Amount Converted													1,034,454	37,032	71,370	0
Gain (Loss) on Extinguishment of Debt											$ 0	$ 331,457	$ (58,893)	$ 366,341	$ 375,547	$ 0
Common Stock [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 0.0025									$ 0.0025
Debt Conversion, Converted Instrument, Shares Issued | shares						10,000,000									10,000,000
Debt Conversion, Converted Instrument, Amount						$ 25,000									$ 25,000
Promissory Note [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.0025
Debt Conversion, Original Debt, Amount									$ 25,000
Debt Conversion, Converted Instrument, Amount						50,000
Interest Payable						1,466
Conversion of Stock, Amount Converted						25,000									$ 25,000
Gain (Loss) on Extinguishment of Debt						51,466
Repayments of Notes Payable			$ 90,000
Settlement Agreement [Member] | Promissory Note [Member]
Commitments And Contingencies [Line Items]
Interest Payable									1,466
Equity Purchase Agreement [Member] | Investor [Member]
Commitments And Contingencies [Line Items]
Percentage Of Common Stock Outstanding								9.99%
Percentage Of Market Price Of Common Stock								90.00%
Long-term Purchase Commitment, Amount								$ 5,000,000
Purchaser [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Unamortized Premium						310,000
Debt Instrument, Fee Amount						$ 67,000
Purchaser [Member] | Share-based Compensation Award, Tranche One [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares															15,587,000
Purchaser [Member] | Settlement Agreement [Member]
Commitments And Contingencies [Line Items]
Payments for Fees									$ 25,000
Percentage Of Net Proceeds From Issuance Of Common Stock							65.00%
Percentage Of Common Stock Outstanding							9.99%
Loss Contingency, Damages Sought, Value							$ 627,998
Obligated to Issue Common Stock to Purchaser							$ 50,000
Percentage of Average Closing Bid Prices							75.00%
Purchaser [Member] | Equity Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Obligated to Issue Common Stock to Purchaser															$ 1,033,000
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Payments for Fees | AUD	AUD 3,000				AUD 2,200
Royalty Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Operating Leases Income Statement Revenue Percentage				2.00%						2.00%
License Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Accrued Rent																		$ 21,000
Operating Leases Income Statement Revenue Percentage										5.00%